Schedule of Warrant Activity (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares	162,129,064	162,129,064	111,412,712	111,412,712
Weighted average exercise price, beginning balance | (per share)		$ 0.49	$ 0.54
Weighted average grant date, beginning balance	$ 0.17		$ 0.18
Number of warrants, issued | shares	51,633,727	51,633,727	50,955,636	50,955,636
Weighted average issued price, Issued		$ 0.15		$ 0.37
Weighted average grant date, Issued	$ 0.05		$ 0.15
Number of warrants, Expired | shares	(58,284,148)	(58,284,148)	(239,284)	(239,284)
Weighted average exercise price, Expired		$ 0.50		$ 0.70
Weighted average grant date, Expired	$ 0.27		$ 0.21
Number of warrants, Exercised | shares	(10,416,667)	(10,416,667)
Weighted average exercise price, Exercised		$ 0.11
Weighted average grant date, Expired	$ 0.12
Number of warrants, ending balance | shares	145,061,976	145,061,976	162,129,064	162,129,064
Weighted average exercise price, ending balance		$ 0.37		$ 0.49
Weighted average grant date, ending balance	$ 0.09		$ 0.17